Accounts Receivable, Net - Schedule of Movement of Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Allowance for Credit Losses
Balance at the beginning of the year	¥ 144,574	$ 22,157	¥ 94,856	¥ 24,686
Provisions	202,108	30,974	72,259	85,745
Write-offs	(58,749)	(9,004)	(22,541)	(15,575)
Balance at the end of the year	360,299	55,218	144,574	¥ 94,856
Cumulative Effect Period of Adoption [Member] | ASU 2016-13
Allowance for Credit Losses
Balance at the beginning of the year	¥ 72,366	$ 11,091
Balance at the end of the year			¥ 72,366